WARRANTS (Details) (USD $)	3 Months Ended
Mar. 31, 2015
Number of Warrants, Outstanding and exercisable, December 31, 2014 and 2013	0
Number of Warrants, Issued	10,823,450
Number of Warrants, Outstanding and exercisable, March 31, 2015	10,823,450
Weighted-Average Exercise Price, Outstanding and exercisable, December 31, 2014 and 2013	$ 0
Weighted-Average Exercise Price, Issued	$ 1.35
Weighted-Average Exercise Price, Outstanding and exercisable, March 31, 2015	$ 1.35